                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cincinnati Financial Corporation
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                     Fairfield, Ohio   November 11, 2006
---------------------------------------   ---------------   -----------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No.        28-10753
Cincinnati Casualty Company 13F File No.         28-10755
Cincinnati Indemnity Company 13F File No.        28-10756
Cincinnati Life Insurance Company 13F File No.   28-10754
CinFin Capital Management 13F File No.           28-5597

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 0

Form 13F Information Table Entry Total:          32

Form 13F Information Table Value Total    2,296,674

List of Other Included Managers:               None

          COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                  VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER         CLASS         CUSIP    [x$1000]    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
AGL RESOURCES             COMMON          001204106      9,603    263,100  SH         SOLE                263,100   --    --
ARCHSTONE-SMITH TRUST     COMMON          039583109      4,110     75,500  SH         SOLE                 75,500   --    --
BB & T CORP               COMMON          054937107      9,851    225,000  SH         SOLE                225,000   --    --
CHEVRON CORPORATION       COMMON          166764100     21,534    332,000  SH         SOLE                332,000   --    --
CONOCOPHILLIPS            COMMON          20825C104      5,953    100,000  SH         SOLE                100,000   --    --
DUKE ENERGY CORP          COMMON          26441C105      4,711    156,000  SH         SOLE                156,000   --    --
EXXON MOBIL CORPORATION   COMMON          30231G102    108,304  1,614,066  SH         SOLE              1,614,066   --    --
FIFTH THIRD BANCORP       COMMON          316773100  1,035,152 27,183,604  SH         SOLE             27,183,604   --    --
FIRST FINANCIAL BANCORP   COMMON          320209109     39,228  2,465,644  SH         SOLE              2,465,644   --    --
FIRST MERIT CORPORATION   COMMON          337915102    121,643  5,250,000  SH         SOLE              5,250,000   --    --
FORTUNE BRANDS INC        COMMON          349631101     49,031    652,792  SH         SOLE                652,792   --    --
GENERAL ELECTRIC CO.      COMMON          369604103     17,650    500,000  SH         SOLE                500,000   --    --
GENUINE PARTS CO          COMMON          372460105        306      7,100  SH         SOLE                  7,100   --    --
HUNTINGTON BANCSHARES INC COMMON          446150104      3,259    136,200  SH         SOLE                136,200   --    --
JOHNSON & JOHNSON         COMMON          478160104     79,032  1,217,000  SH         SOLE              1,217,000   --    --
LINCOLN NATIONAL CORP     COMMON          534187109      7,286    117,361  SH         SOLE                117,361   --    --
LINEAR TECHNOLOGY CORP    COMMON          535678106     11,801    379,200  SH         SOLE                379,200   --    --
MEDTRONIC INC             CONVERTIBLE DEB 585055AM8      2,285  2,350,000 PRN         SOLE                      -   --    --
MEDTRONIC INC             COMMON          585055106     32,032    689,750  SH         SOLE                689,750   --    --
MICROSOFT CORP            COMMON          594918104     21,470    785,000  SH         SOLE                785,000   --    --
NATIONAL CITY
CORPORATION               COMMON          635405103     32,940    900,000  SH         SOLE                900,000   --    --
PEOPLES COMMUNITY BANCORP COMMON          71086E107      1,900    100,000  SH         SOLE                100,000   --    --
PFIZER INC                COMMON          717081103     34,642  1,221,500  SH         SOLE              1,221,500   --    --
PIEDMONT NATURAL GAS      COMMON          720186105     66,525  2,628,400  SH         SOLE              2,628,400   --    --
PNC FINANCIAL SERVICES
GROUP                     COMMON          693475105    192,038  2,651,000  SH         SOLE              2,651,000   --    --
PROCTER & GAMBLE
CORPORATION               COMMON          742718109     77,905  1,256,940  SH         SOLE              1,256,940   --    --
SKY FINANCIAL GROUP
INC                       COMMON          83080P103     85,284  3,425,068  SH         SOLE              3,425,068   --    --
SYSCO CORP                COMMON          871829107     15,655    468,000  SH         SOLE                468,000   --    --
U S BANCORP               COMMON          902973304    107,889  3,247,700  SH         SOLE              3,247,700   --    --
WACHOVIA CORP.            COMMON          929903102     42,949    769,700  SH         SOLE                769,700   --    --
WELLS FARGO & CO          COMMON          949746101     34,371    950,000  SH         SOLE                950,000   --    --
WYETH                     COMMON          983024100     20,336    400,000  SH         SOLE                400,000   --    --

                                                     2,296,674